Description Of Organization and Business Operations - Additional Information (Detail)										2 Months Ended	3 Months Ended				5 Months Ended	9 Months Ended		12 Months Ended
	Apr. 12, 2022 USD ($) $ / shares	Oct. 28, 2021 USD ($)	Oct. 12, 2021 USD ($) $ / shares Month	Oct. 12, 2021 USD ($) $ / shares	Jul. 31, 2021 item	Jan. 14, 2021 USD ($) $ / shares shares	Jan. 13, 2021 USD ($) shares	Jan. 12, 2021 USD ($) $ / shares shares	Jul. 31, 2020 Year	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Jul. 30, 2020 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2015 $ / shares
Cash											$ 248,460					$ 248,460
Retained Earnings (Accumulated Deficit)											1,958,858				$ 1,686	1,958,858		$ 1,686
Net Income (Loss) Attributable to Parent										$ (1,000)	(238,944)	$ (163,819)	$ (147,635)		(1,686)	(550,398)
Net Cash Provided by (Used in) Operating Activities										(1,000)					$ (236)	(357,211)		5,774	$ 6,217
Net loss per share, Common stock | $ / shares															$ 0.00
Underwriting fees											1,150,000					1,150,000
Condition for future business combination number of business minimum | item					1
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares													5,750,000
Deferred Offering Costs Noncurrent											2,012,500				$ 1,725,000	2,012,500		1,725,000
Other offering costs											$ 1,969,093				$ 1,969,093	$ 1,969,093		$ 1,969,093
Purchase price, per unit | $ / shares								$ 10.00			$ 10.00				$ 10.00	$ 10.00		$ 10.00
Proceeds from Issuance of Private Placement										0					$ 1,850,000	$ 2,000,000
Proceeds from Issuance or Sale of Equity								$ 50,000,000
Payments For Investment Of Cash In Trust Account						$ 57,500,000	$ 500,000			0						57,500,000
Cash held outside the Trust Account						$ 7,500,000				0	$ 248,460			$ 0	24,764	248,460	$ 0	$ 24,764		$ 0
Transaction Costs											$ 5,131,593				4,844,093	$ 5,131,593		$ 4,844,093
Shares subject to forfeiture | shares											0					0
Condition for future business combination use of proceeds percentage																80
Condition for future business combination threshold percentage ownership																50
Condition for future business combination threshold Net Tangible Assets											$ 5,000,001					$ 5,000,001
Redemption limit percentage without prior consent																20
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)																100.00%
Months to complete acquisition | Month			9
Redemption period upon closure			15 months															15 months
Marketable securities held in Trust Account											57,506,681				0	$ 57,506,681		$ 0
Cash											248,460					248,460
Working Capital Deficit											47,142					47,142
Proceeds from issuance of common stock															$ 25,000
Proceeds from sale of restricted investments		$ 9,237,400
Condition For Future Business Combination Number Of Businesses Minimum | Year									1
Transaction Agreement Description															In order to protect the amounts held in the Trust Account, the Sponsor has agreed to be liable to the Company if and to the extent any claims by a vendor for services rendered or products sold to the Company, or a prospective target business with which the Company has discussed entering into a transaction agreement, reduce the amounts in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the date of the liquidation of the Trust Account, if less than $10.00 per Public Share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party who executed a waiver of any and all rights to the monies held in the Trust Account nor will it apply to any claims under the Company’s indemnity of the underwriters of Initial PublicOffering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
BETTER THERAPEUTICS OPCO [Member]
Cash											3,232,000				$ 123	3,232,000		123
Retained Earnings (Accumulated Deficit)											57,849,000				31,408,000	57,849,000		31,408,000	25,021,000
Net Income (Loss) Attributable to Parent											$ (12,461,000)			$ (2,167,000)		(26,441,000)	(4,636,000)	(6,387,000)	(5,784,000)
Net Cash Provided by (Used in) Operating Activities																$ (14,967,000)	$ (4,233,000)	$ (5,774,000)	$ (6,217,000)
Net loss per share, Common stock | $ / shares											$ (2.44)			$ (0.50)		$ (5.28)	$ (1.14)	$ (1.57)	$ (1.51)
Purchase price, per unit | $ / shares																						$ 10
Cash held outside the Trust Account										$ 608,000	$ 3,232,000			$ 608,000	123,000	$ 3,232,000	$ 608,000	$ 123,000	$ 757,000		$ 1,010,000
Cash											$ 3,232,000				$ 123	$ 3,232,000		$ 123
Proceeds from issuance of common stock																	$ 3,650,000
BETTER THERAPEUTICS OPCO [Member] | Maximum [Member]
Net loss per share, Common stock | $ / shares																		$ 2.05	$ 1.73
BETTER THERAPEUTICS OPCO [Member] | Minimum [Member]
Net loss per share, Common stock | $ / shares																		$ 1.57	$ 1.51
IPO [Member]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares						5,750,000	500,000	5,000,000
Purchase price, per unit | $ / shares			$ 10.00	$ 10.00				$ 10.00
Proceeds from Issuance Initial Public Offering								$ 50,000,000
Private Placement [Member]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares						15,000		185,000
Purchase price, per unit | $ / shares						$ 10.00		$ 10.00
Proceeds from Issuance of Private Placement						$ 7,650,000		$ 1,850,000
Over-Allotment Option [Member]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares						750,000		750,000
Purchase price, per unit | $ / shares						$ 10.00
Proceeds from Issuance Initial Public Offering						$ 1,725,000
Proceeds from Issuance of Private Placement						150,000
Proceeds from Issuance or Sale of Equity						$ 7,500,000
Shares subject to forfeiture | shares											187,500					187,500
PIPE Investors [Member]
Proceeds from issuance of common stock		50,000,000
Hercules Capital Inc [Member]
Proceeds from issuance of debt		$ 10,000,000
Subsequent Event [Member]
Purchase price, per unit | $ / shares	$ 0.10		$ 0.10	0.10
Redemption period upon closure			15 months
Maximum Allowed Dissolution Expenses	$ 1,000,000		$ 1,000,000
Subsequent Event [Member] | IPO [Member]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares						5,750,000		5,000,000
Purchase price, per unit | $ / shares						$ 10.00		$ 10.00
Proceeds from Issuance Initial Public Offering								$ 50,000,000
Subsequent Event [Member] | Private Placement [Member]
Purchase price, per unit | $ / shares			$ 10.00	$ 10.00
Subsequent Event [Member] | Over-Allotment Option [Member]
Sale of Units, net of underwriting discounts and offering expenses (in shares) | shares						750,000		750,000
Deferred Offering Costs Noncurrent						$ 1,725,000,000
Purchase price, per unit | $ / shares						$ 10.00
Proceeds from Issuance of Private Placement						$ 150,000
Maximum Allowed Dissolution Expenses	$ 1,150,000		$ 1,150,000	$ 575,000
Subsequent Event [Member] | Public Warrants [Member] | IPO [Member]
Maximum Allowed Dissolution Expenses			$ 500,000